Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Salary and related expenses	4,079	4,429	3,458
Materials and related expenses	812	1,365	1,082
Share based payment	801	663	2,392
Depreciation	371	291	188
Subcontractors	340	304	850
IIA participation	(286)	-	-
Other	206	268	213
Total	6,323	7,320	8,183